SHAREHOLDERS' DEFICIT - Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering
SHAREHOLDERS' DEFICIT
Warrant issued	14,437,500	14,437,500
Warrants
SHAREHOLDERS' DEFICIT
Maximum period after business combination in which to file registration statement	20 days	20 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Private Placement Warrants
SHAREHOLDERS' DEFICIT
Restrictions on transfer period of time after business combination completion	30 days	30 days
Private Placement Warrants | Initial Public Offering
SHAREHOLDERS' DEFICIT
Warrant issued	7,250,000	7,250,000
Public Warrants
SHAREHOLDERS' DEFICIT
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Public Warrants | Initial Public Offering
SHAREHOLDERS' DEFICIT
Warrant issued	7,187,500	7,187,500
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
SHAREHOLDERS' DEFICIT
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders	30 days	30 days
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants	10 days	10 days
Threshold consecutive trading days for redemption of public warrants	20 days	20 days